Debt and other financial liabilities - Summary of changes in debt (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt [Roll Forward]
Balance, beginning of year	$ 26,683	$ 19,316
Borrowings obtained	0	3,943	$ 640
Payment of borrowings	(3,927)	(2,913)
Accrued interest	641	718
Interest paid	(229)	(241)
Foreign currency translation adjustment	(3,997)	(1,474)
Short-term loans, net	13,648	7,334
Balance, end of year	35,050	26,683	$ 19,316
Variable Interest Entity, Primary Beneficiary
Debt [Roll Forward]
Borrowings obtained	$ 2,231	$ 0